Investment Strategy	Sep. 09, 2026
Kurv U.S. Small Cap TaxOptimized ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The US Small Cap Fund primarily invests under normal circumstances in (i) exchanged traded funds (“ETFs”) that invest primarily in the equity securities of companies (“US Small Cap Equity Securities”) that are organized or operating in the United States and that, at the time of investment, have market capitalizations that are within the range represented in the Russell 2000 Index (approximately between $146 million to $5.7 billion) (the “U.S. Small Cap ETFs”), and/or (ii) derivatives on US Small Cap ETFs, backed by a portfolio of Fixed Income Instruments and Preferred Securities Instruments. The U.S. Small Cap Fund may also invest directly in U.S. Small Cap Securities and derivatives on U.S. Small Cap Securities.

“Fixed Income Instruments” will primarily consist of municipal bonds and municipal bond ETFs but may include non-municipal bonds, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETFs on such instruments. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETFs primarily investing in preferred securities. The US Small Cap Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The US Small Cap Fund normally uses option contracts on US Small Cap ETFs and US Small Cap ETFs to attempt to equal or exceed the daily performance of the Russell 2000 Index (the “Benchmark”). The value of option contracts on US Small Cap ETFs as well as US Small Cap ETFs should closely track changes in the ETFs underlying indices. The US Small Cap Fund may also invest directly in common stocks and index derivatives, such as futures, options on futures, and swaps.

As derivatives tracking US Small Cap ETFs may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly for the equivalent amount of exposure, the remainder of the US Small Cap Fund’s assets may be invested in Fixed Income Instruments. Kurv actively manages the Fixed Income Instruments and Preferred Securities held by the US Small Cap Fund in a tax optimized manner with a view toward enhancing the US Small Cap Fund’s total return without taking on excessive risk. Specifically, Kurv evaluates the universe of Fixed Income Instruments and Preferred Securities by estimating the after-tax income associated with each investment, and considering that income in light of the investment’s risk and its effect on the Fund’s overall portfolio. Kurv then selects and trades such investments with the objective of achieving a high level of risk-adjusted after-tax income.

Under normal circumstances, the US Small Cap Fund invests at least 80% of its net assets plus any borrowings for investment purposes in US Small Cap Equity Securities, US Small Cap ETFs or derivatives on US Small Cap Equities or US Small Cap ETFs. For the purpose of the US Small Cap Fund’s 80% policy, a small capitalization company has a market capitalization within the range represented in the Benchmark at the time of purchase. The US Small Cap Fund will consider the investments of the underlying ETFs in which it invests, including US Small Cap ETFs, when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Fund will use the notional value of the derivatives it holds.

The US Small Cap Fund may invest, without limitation, in derivative instruments, such as options, including FLEX Options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the US Small Cap Fund’s prospectus or statement of additional information. The US Small Cap Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Assets not invested in US Small Cap ETFs, equity securities of US Small Companies or derivatives on such instruments, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The US Small Cap Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

With respect to the Fixed Income Instruments, the US Small Cap Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the US Small Cap Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fixed Income Instruments, the US Small Cap Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fixed Income Instruments, the US Small Cap Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The US Small Cap Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the US Small Cap Fund invests at least 80% of its net assets plus any borrowings for investment purposes in US Small Cap Equity Securities, US Small Cap ETFs or derivatives on US Small Cap Equities or US Small Cap ETFs.
Kurv International Equity TaxOptimized ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The International Fund primarily invests, under normal circumstances, in (i) exchanged traded funds (“ETFs”) that primarily invest in the equity securities of large-, mid-, and small-capitalization companies located in developed markets outside the United States (“Global ex-US Developed Companies”), such as France, Germany, Italy, Japan, and the United Kingdom, as determined by generally recognized market standards (“Global ex-US Developed Equity ETFs”), including ETFs that primarily invest in the equity securities of Global ex-U.S. Developed Companies in specific countries or regions, including developed regions such as the Asia-Pacific, Canadian and European equity markets, and/or (ii) derivatives on Global ex-US Developed Equity ETFs, backed by a portfolio of Fixed Income Instruments and Preferred Securities Instruments. The International Fund may also invest directly in the equity securities of Global ex US Developed Companies and derivatives on Global ex-US Developed Companies.

“Fixed Income Instruments” will primarily consist of municipal bonds and municipal bond ETFs but may include non-municipal bonds, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETFs on such instruments.

“Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETFs primarily investing in preferred securities. The International Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The International Fund normally uses option contracts on Global ex-US Developed Equity ETFs to attempt to equal or exceed the daily performance of the FTSE Developed All Cap ex-US Index (the “Benchmark”). The value of option contracts on Global ex-US Developed Equity ETFs should closely track changes in the ETFs’ underlying indices. The International Fund may also invest directly in common stocks and index derivatives, such as futures, options on futures, and swaps.

As derivatives tracking Global ex-US Developed Equity ETFs may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly for the equivalent amount of exposure, the remainder of the International Fund’s assets may be invested in Fixed Income Instruments. Kurv actively manages the Fixed Income Instruments and Preferred Securities held by the International Fund in a tax optimized manner with a view toward enhancing the International Fund’s total return, without taking on excessive risk. Specifically, Kurv evaluates the universe of Fixed Income Instruments and Preferred Securities by estimating the after-tax income associated with each investment and considering that income in light of the investment’s risk and its effect on the Fund’s overall portfolio. Kurv then selects and trades such investments with the objective of achieving a high level of risk-adjusted after-tax income.

Under normal circumstances, the International Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities, ETFs that primarily invest in equity securities (“Equity ETFs), as well as derivatives on equity securities or Equity ETFs. The International Fund will consider the investments of the underlying ETFs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Fund will use the notional value of the derivatives it holds.

The International Fund may invest, without limitation, in derivative instruments, such as options, including FLEX Options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the International Fund’s prospectus or statement of additional information. The International Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Assets not invested in Global ex-US Developed Equity ETFs, equity securities of Global ex-US Developed Companies, or derivatives on such instruments, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The International Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

With respect to the Fixed Income Instruments, the International Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the International Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fixed Income Instruments, the International Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fixed Income Instruments, the International Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The International Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the International Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities, ETFs that primarily invest in equity securities (“Equity ETFs), as well as derivatives on equity securities or Equity ETFs.
Kurv European Equity TaxOptimized ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The European Fund primarily invests, under normal circumstances in (i) exchanged traded funds (“ETFs”) that primarily invest in the equity securities of companies (“Developed European Companies”) of any capitalization headquartered in and/or organized under the laws of a developed European country (“Developed European Country”), such as the United Kingdom, France, Switzerland, Germany, Austria, Belgium, Denmark, Finland, Ireland, Italy, Netherlands, Norway, Poland, Portugal, Spain, and Sweden, or as determined by generally recognized market standards or applicable index providers, or that derive at least 50% of their revenues or profits from, or have at least 50% of their assets located within a Developed European Country (“Developed European Equity ETFs”), including ETFs that focus on specific regions (e.g. Euro-denominated Equity, and U.K. Equity) or specific countries, and/or (ii) derivatives on Developed European Equity ETFs, backed by a portfolio of Fixed Income Instruments and Preferred Securities Instruments. The European Fund may also invest directly in the equity securities of Developed European Companies and derivatives on Developed European Companies.

“Fixed Income Instruments” will primarily consist of municipal bonds and municipal bond ETFs but may include non-municipal bonds, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETFs on such instruments. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETFs primarily investing in preferred securities. The European Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The European Fund normally uses option contracts on Developed European Equity ETFs and Developed European Equity ETFs to attempt to equal or exceed the daily performance of FTSE Developed Europe All Cap Index (the “Benchmark”). The value of option contracts on Developed European Equity ETFs as well as Developed European Equity ETFs should closely track changes in the ETFs underlying indices. The European Fund may also invest directly in common stocks and index derivatives, such as futures, options on futures, and swaps.

As derivatives tracking Developed European equity ETFs may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly for the equivalent amount of exposure, the remainder of the European Fund’s assets may be invested in Fixed Income Instruments. Kurv actively manages the Fixed Income Instruments and Preferred Securities held by the European Fund in a tax optimized manner with a view toward enhancing the European Fund’s total return without taking on excessive risk. Specifically, Kurv evaluates the universe of Fixed Income Instruments and Preferred Securities by estimating the after-tax income associated with each investment, and considering that income in light of the investment’s risk and its effect on the Fund’s overall portfolio. Kurv then selects and trades such investments with the objective of achieving a high level of risk-adjusted after-tax income.

Under normal circumstances, the European Fund invests at least 80% of its net assets plus any borrowings for investment purposes in Developed European Equity ETFs, equity securities of Developed European Companies or derivatives on Developed European Equity ETFs or the equity securities of Developed European Companies. The European Fund will consider the investments of the underlying ETFs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the European Fund will use the notional value of the derivatives it holds.

The European Fund may invest, without limitation, in derivative instruments, such as options, including FLEX Options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the European Fund’s prospectus or statement of additional information. The European Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Assets not invested in Developed European Equity ETFs, equity securities of Developed European Companies or derivatives on such instruments, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The European Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

With respect to the Fixed Income Instruments, the European Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the European Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the European Fund’s fixed income investments, the European Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fixed Income Instruments, the European Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The European Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the European Fund invests at least 80% of its net assets plus any borrowings for investment purposes in Developed European Equity ETFs, equity securities of Developed European Companies or derivatives on Developed European Equity ETFs or the equity securities of Developed European Companies.
Kurv Japan Equity TaxOptimized ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Japan Fund primarily invests under normal circumstances in (i) exchanged traded funds (“ETFs”) that primarily invest in the equity securities of companies (“Japanese Companies”) of any capitalization headquartered in and/or organized under the laws of Japan, or that derive at least 50% of their revenues or profits from, or have at least 50% of their assets located within Japan (“Japanese Equity ETFs”), and/or (ii) derivatives on Japanese Equity ETFs, backed by a portfolio of Fixed Income Instruments and Preferred Securities Instruments. The Japan Fund may also invest directly in the equity securities of Japanese Companies and derivatives on Japanese Companies.

“Fixed Income Instruments” will primarily consist of municipal bonds and municipal bond ETFs but may include non-municipal bonds, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETFs on such instruments.

“Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETFs primarily investing in preferred securities. The Japan Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Japan Fund normally uses option contracts on Japanese Equity ETFs to attempt to equal or exceed the daily performance of the MSCI Japan Index (the “Benchmark”). The value of option contracts on Japanese Equity ETFs should closely track changes in the ETFs underlying indices. The Japan Fund may also invest directly in common stocks and index derivatives, such as futures, options on futures, and swaps.

As derivatives tracking Japanese Equity ETFs may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly for the equivalent amount of exposure, the remainder of the Japan Fund’s assets may be invested in Fixed Income Instruments. Kurv actively manages the Fixed Income Instruments and Preferred Securities held by the Japan Fund in a tax optimized manner with a view toward enhancing the Japan Fund’s total return without taking on excessive risk. Specifically, Kurv evaluates the universe of Fixed Income Instruments and Preferred Securities by estimating the after-tax income associated with each investment, and considering that income in light of the investment’s risk and its effect on the Fund’s overall portfolio. Kurv then selects and trades such investments with the objective of achieving a high level of risk-adjusted after-tax income.

Under normal circumstances, the Japan Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of Japanese Equity ETFs, equity securities of Japanese Companies, or derivatives on Japanese Equity ETFs or the equity securities of Japanese Companies. The Japan Fund will consider the investments of the underlying ETFs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Japan Fund will use the notional value of the derivatives it holds.

The Japan Fund may invest, without limitation, in derivative instruments, such as options, including FLEX Options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Japan Fund’s prospectus or statement of additional information. The Japan Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Assets not invested in Japanese Equity ETFs, equity securities of Japanese Companies or derivatives on such instruments, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Japan Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

With respect to the Fixed Income Instruments, the Japan Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Japan Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Japan Fund’s fixed income investments, the Japan Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fixed Income Instruments, the Japan Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Japan Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Japan Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of Japanese Equity ETFs, equity securities of Japanese Companies, or derivatives on Japanese Equity ETFs or the equity securities of Japanese Companies.
Kurv Emerging Market Equity TaxOptimized ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The EM Equity Fund primarily invests under normal circumstances in (i) exchanged traded funds (“ETFs”) that primarily invest in the equity securities of companies of any capitalization in emerging markets (“Emerging Markets Equity ETFs”), and/or (ii) derivatives on Emerging Markets Equity ETFs, backed by a portfolio of Fixed Income Instruments and Preferred Securities Instruments. The EM Equity Fund may also directly invest in the equity securities of companies in emerging markets and derivatives on such securities.

Emerging markets include countries represented in the MSCI Emerging Markets Index (Net) (the “Benchmark”), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Countries represented in the Benchmark as of the date of this Prospectus are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer’s domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors.

“Fixed Income Instruments” will primarily consist of municipal bonds and municipal bond ETFs but may include non-municipal bonds, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETFs on such instruments. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETFs primarily investing in preferred securities. The EM Equity Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The EM Equity Fund normally uses option contracts on Emerging Markets Equity ETFs to attempt to equal or exceed the daily performance of the Benchmark. The value of option contracts on Emerging Markets Equity ETFs should closely track changes in the ETFs underlying indices. The EM Equity Fund may also invest directly in common stocks and index derivatives, such as futures, options on futures, and swaps.

As derivatives tracking Emerging Markets Equity ETFs may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly for the equivalent amount of exposure, the remainder of the EM Equity Fund ’s assets may be invested in Fixed Income Instruments. Kurv actively manages the Fixed Income Instruments and Preferred Securities held by the EM Equity Fund in a tax optimized manner with a view toward enhancing the EM Equity Fund’s total return without taking on excessive risk. Specifically, Kurv evaluates the universe of Fixed Income Instruments and Preferred Securities by estimating the after-tax income associated with each investment, and considering that income in light of the investment’s risk and its effect on the Fund’s overall portfolio. Kurv then selects and trades such investments with the objective of achieving a high level of risk-adjusted after-tax income.

Under normal circumstances, the EM Equity Fund invests at least 80% of its net assets plus any borrowings for investment purposes in Emerging Markets Equity ETFs, equity securities of companies in emerging markets or derivatives on Emerging Markets Equity ETFs or the equity securities of companies in emerging markets. The EM Equity Fund will consider the investments of the underlying ETFs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the EM Equity Fund will use the notional value of the derivatives it holds.

The EM Equity Fund may invest, without limitation, in derivative instruments, such as options, including FLEX Options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the EM Equity Fund ’s prospectus or statement of additional information. The EM Equity Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Assets not invested in Emerging Markets Equity ETFs, equity securities of companies in emerging markets or derivatives on such instruments, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The EM Equity Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

With respect to the Fixed Income Instruments, the EM Equity Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the EM Equity Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the EM Equity Fund ’s fixed income investments, the EM Equity Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fixed Income Instruments, the EM Equity Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The EM Equity Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the EM Equity Fund invests at least 80% of its net assets plus any borrowings for investment purposes in Emerging Markets Equity ETFs, equity securities of companies in emerging markets or derivatives on Emerging Markets Equity ETFs or the equity securities of companies in emerging markets.